SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES - Schedule of Amounts and Balances of BGY Education Investment (Detail) ¥ in Thousands, $ in Thousands	12 Months Ended
	Aug. 31, 2020 CNY (¥)	Aug. 31, 2020 USD ($)	Aug. 31, 2019 CNY (¥)	Aug. 31, 2018 CNY (¥)	Aug. 31, 2020 USD ($)
Current assets
Cash and cash equivalents	¥ 3,377,684		¥ 3,246,995		$ 493,280
Restricted cash	1,044,853		18,019		152,591
Short term investments	13,695		241,270		2,000
Account receivable	19,271		21,528		2,814
Amounts due from related parties	18,521		10,652		2,705
Other receivables, deposits and other assets	198,593		177,150		29,003
Inventories	28,013		26,234		4,091
Total current assets	4,700,630		3,741,848		686,484
Restricted cash - non current	1,400				204
Property and equipment, net	1,076,590		899,510		157,226
Land use rights, net	86,076		88,204		12,571
Intangible assets, net	597,527		552,011		87,263
Goodwill	2,284,109		2,090,078	¥ 609,511	333,573
Long-term investments	55,137		28,455		8,052
Prepayments for construction contract	4,822		5,251		704
Deferred tax assets, net	35,678		30,333		5,210
Deposits for acquisition			338,585
Operating lease right-of-use assets -non current	1,964,686				286,924
Other non-current assets	16,654		13,362		2,432
Total non-current assets	6,122,679		4,045,789		894,159
TOTAL ASSETS	10,823,309		7,787,637		1,580,643
Current liabilities
Accounts payable	93,090		94,295		13,595
Amounts due to related parties	86,563		110,038		12,642
Accrued expenses and other current liabilities	633,397		615,082		92,500
Short-term loan	938,300		50,000		137,030
Income tax payable	118,716		93,479		17,337
Contract liabilities	1,544,184		1,529,137		225,514
Refund liabilities	70,711		20,259		10,327
Operating lease liabilities-current	210,082				30,681
Total current liabilities	3,695,043		2,512,290		539,626
Deferred tax liabilities, net	57,826		53,689		8,445
Long-term loan	77,919				11,379
Operating lease liabilities - non current	1,802,544				263,245
Other non-current liabilities due to related parties	26,843		21,736		3,920
Other non-current liabilities	19,612		10,654		2,864
Total non-current liabilities	4,003,885		2,192,079		584,730
TOTAL LIABILITIES	7,698,928		4,704,369		$ 1,124,356
Total revenue	3,366,503	$ 491,647	2,563,005	1,718,871
Net income	164,174	23,976	252,758	248,903
Net cash provided by operating activities	491,227	71,739	864,988	554,216
Net cash used in investing activities	72,567	10,598	(2,256,009)	(472,460)
Net cash (used in)/ provided by financing activities	675,703	98,680	1,479,533	1,092,604
Net increase in cash and cash equivalents, and restricted cash	1,239,497	181,017	88,512	1,174,360
Cash, cash equivalents and restricted cash at beginning of the year	3,265,014	476,825	3,164,081	1,896,662
Cash, cash equivalents and restricted cash at end of the year	4,423,937	$ 646,075	3,265,014	3,164,081
Accounts receivable, allowance	15,433		7,772
BGY Education Investment
Current assets
Cash and cash equivalents	2,516,494		975,513
Restricted cash	9,917		17,670
Short term investments			19,600
Account receivable	5,181		802
Amounts due from related parties	2,126		5,479
Other receivables, deposits and other assets	33,508		42,551
Inventories	25,544		25,324
Total current assets	2,592,770		1,086,939
Restricted cash - non current	1,400
Property and equipment, net	548,113		538,683
Land use rights, net	86,076		88,204
Intangible assets, net	127,907		143,993
Goodwill	473,398		505,392
Long-term investments	53,130		11,401
Prepayments for construction contract	2,096		380
Deferred tax assets, net	4,277		16,797
Deposits for acquisition			5,137
Operating lease right-of-use assets -non current	249,864
Other non-current assets	12,597		8,843
Total non-current assets	1,558,858		1,318,830
TOTAL ASSETS	4,151,628		2,405,769
Current liabilities
Accounts payable	28,691		32,842
Amounts due to related parties	52,567		76,117
Accrued expenses and other current liabilities	394,880		364,734
Short-term loan	7,500
Income tax payable	34,992		50,968
Contract liabilities	1,291,781		1,157,774
Refund liabilities	23,804		19,132
Operating lease liabilities-current	30,601
Total current liabilities	1,864,816		1,701,567
Deferred tax liabilities, net	34,641		35,895
Long-term loan	77,500
Operating lease liabilities - non current	222,693
Non-current portion of deferred revenue	1,772
Other non-current liabilities due to related parties	26,843		21,736
Other non-current liabilities	11,364		7,621
Total non-current liabilities	374,813		65,252
TOTAL LIABILITIES	2,239,629		1,766,819
Total revenue	2,130,124		2,102,396	1,621,872
Net income	23,698		47,898	67,224
Net cash provided by operating activities	1,534,031		730,145	192,745
Net cash used in investing activities	(47,946)		(519,082)	(82,407)
Net cash (used in)/ provided by financing activities	48,543		(119,844)
Net increase in cash and cash equivalents, and restricted cash	1,534,628		91,219	110,338
Cash, cash equivalents and restricted cash at beginning of the year	993,183		901,964	791,626
Cash, cash equivalents and restricted cash at end of the year	2,527,811		993,183	¥ 901,964
Accounts receivable, allowance	¥ 0		¥ 0